Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Equity - ordinary [Abstract]
Final paid	$ 111,023	$ 70,015	$ 133,889
First interim paid	66,512	35,144	156,243
Second interim paid	0	0	252,029
Total dividend paid	$ 177,535	$ 105,159	$ 542,161
Final paid (in dollars per share)	$ 0.4974	$ 0.4974	$ 0.5833
First Interim paid (in dollars per share)	0.2973	0.1694	0.3460
Second interim paid (in dollars per share)	$ 0	$ 0	0.5833
Final dividend payable (in dollars per share)			$ 0.5833
Final dividend payable date			Apr. 05, 2019
Dividend payable record date			Mar. 01, 2019
Unrecognized final dividend			$ 249,000